Consolidated statements of changes in equity - EUR (€) € in Thousands	Total Owners' Capital	Issued capital	Capital reserve	Currency translation reserve	Retained earnings	Non- controlling interests	Total
Balance at beginning of the period at Dec. 31, 2018	€ 27,281	€ 1,903	€ 45,342	€ (16)	€ (19,948)	€ (757)	€ 26,524
Loss for the year	(20,674)				(20,674)	(181)	(20,855)
Other comprehensive loss	16			16			16
Total comprehensive loss	(20,658)			16	(20,674)	(181)	(20,839)
Issuance of shares	46,798	480	46,318				46,798
Transaction costs	(4,899)		(4,899)				(4,899)
Share-based payments	1,300		1,300				1,300
Share-based payments - modification at IPO	10,038		10,038				10,038
Balance at end of the period at Dec. 31, 2019	59,860	2,383	98,099		(40,622)	(938)	58,922
Loss for the year	(21,438)				(21,438)	60	(21,378)
Other comprehensive loss	(48)			(48)			(48)
Total comprehensive loss	(21,486)			(48)	(21,438)	60	(21,426)
Issuance of shares	23,209	240	22,969				23,209
Transaction costs	(779)		(779)				(779)
Share-based payments	5,658		5,658				5,658
Exercise of options		31	(31)
Disposal of non-wholly owned subsidiary						268	268
Acquisition of non-wholly owned subsidiary	(780)				(780)	705	(75)
Balance at end of the period at Dec. 31, 2020	65,682	2,654	125,916	(48)	(62,840)	95	65,777
Loss for the year	(46,950)				(46,950)	98	(46,852)
Other comprehensive loss	543			543			543
Total comprehensive loss	(46,407)			543	(46,950)	98	(46,309)
Transaction costs							0
Share-based payments	8,035		8,035				8,035
Exercise of options		54	(54)
Balance at end of the period at Dec. 31, 2021	€ 27,310	€ 2,708	€ 133,897	€ 495	€ (109,790)	€ 193	€ 27,503